Employees (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of Employee Costs

	$ million
	2022	2021	2020
Remuneration	10,509	9,038	9,128
Social security contributions	860	819	793
Retirement benefits (see Note 23)	1,795	1,696	1,851
Share-based compensation (see Note 27)	807	539	359
Total [A]	13,971	12,092	12,131
[A]Excludes employees seconded to joint ventures and associates.

Summary of Average Employee Numbers

	Thousand
	2022	2021	2020
Integrated Gas	6	6	6
Upstream	12	13	15
Marketing	17	14	15
Chemicals and Products	21	22	23
Renewables and Energy Solutions	4	3	3
Corporate	27	25	25
- of which Shell Business Service Centre (SBSC)	20	19	18
Total [B]	87	83	87
[A]Employee numbers, including comparatives, have been updated from full time equivalents (FTE) to headcount.
[B]Excludes employees seconded to joint ventures and associates (2022: 2,000 employees; 2021: 2,000 employees; 2020: 2,000 employees).